Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum annual rental payments under non-cancelable operating leases
2019	2,123
2020	1,259
2021	377
2022 and thereafter	342

4,101